Contract Liabilities and Advances from Customers (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Income Including Contract Liabilities [Abstract]
Summary of Contract Liabilities and Advances from Customers

Contract liabilities and advances from customers are as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Contract Liabilities	18,771	5,031
Advances from customers	23,616	48,361
Total contract liabilities and advances from customers	42,387	53,392

Current	42,387	53,392
Non-current	—	—